Product Warranties (Tables)	12 Months Ended
Oct. 31, 2012
Product Warranties [Abstract]
Schedule Of Changes In Accrual For Product Warranties

	Years ended October 31,
	2012	2011

Balance at beginning of year	$175,000	$170,000
Liabilities accrued for warranties issued during the year	411,381	257,550
Warranty claims paid during the period	(273,947)	(217,150)
Changes in liability for pre-existing warranties during
the year	(62,434)	(35,400)
Balance at end of year	$250,000	$175,000